Equity Investments (Schedule of Equity Investments) (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Carrying Value	$ 1,874	[1]		$ 1,142
Equity in earnings (losses) of affiliates	$ 147	[1]	$ 88
DCP Sand Hills Pipeline, LLC (Sand Hills)
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	33.34%			33.34%
Carrying Value	$ 478	[1]		$ 445
Equity in earnings (losses) of affiliates	$ 58	[1]	48
DCP Southern Hills Pipeline, LLC (Southern Hills)
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	33.34%			33.34%
Carrying Value	$ 208	[1]		$ 212
Equity in earnings (losses) of affiliates	$ 20	[1]	21
Explorer Pipeline Company (Explorer)
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	21.94%			21.94%
Carrying Value	$ 124	[1]		$ 126
Equity in earnings (losses) of affiliates	$ 18	[1]	17
Phillips 66 Partners Terminal LLC (Phillips 66 Partners Terminal)
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	70.00%			70.00%
Carrying Value	$ 57	[1]		$ 72
Equity in earnings (losses) of affiliates	$ 5	[1]	0
Paradigm Pipeline LLC (Paradigm)
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	50.00%			50.00%
Carrying Value	$ 130	[1]		$ 117
Equity in earnings (losses) of affiliates	$ (2)	[1]	0
Bayou Bridge Pipeline, LLC (Bayou Bridge)
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	40.00%			40.00%
Carrying Value	$ 171	[1]		$ 115
Equity in earnings (losses) of affiliates	$ 8	[1]	2
STACK Pipeline LLC (STACK)
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	50.00%			50.00%
Carrying Value	$ 97	[1]		$ 55
Equity in earnings (losses) of affiliates	$ 4	[1]	0
Bakken Pipeline
Schedule of Equity Method Investments [Line Items]
Percentage Ownership	25.00%
Carrying Value	$ 609	[1]		$ 0
Equity in earnings (losses) of affiliates	$ 36	[1]	$ 0

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.